Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015
C000129315
Account Value [Line Items]
Account Value	$ 12,541	$ 12,494	$ 12,449	$ 12,403	$ 12,358	$ 12,311	$ 12,269	$ 12,210	$ 12,162	$ 12,128	$ 12,092	$ 12,031	$ 11,969	$ 11,896	$ 11,835	$ 11,785	$ 11,737	$ 11,687	$ 11,652	$ 11,602	$ 11,529	$ 11,459	$ 11,401	$ 11,368	$ 11,313	$ 11,248	$ 11,220	$ 11,180	$ 11,122	$ 11,085	$ 11,064	$ 10,997	$ 10,955	$ 10,907	$ 10,884	$ 10,899	$ 10,882	$ 10,848	$ 10,872	$ 10,854	$ 10,861	$ 10,901	$ 10,909	$ 10,928	$ 10,926	$ 10,934	$ 10,943	$ 10,941	$ 10,938	$ 10,936	$ 10,944	$ 10,931	$ 10,928	$ 10,936	$ 10,933	$ 10,930	$ 10,926	$ 10,922	$ 10,917	$ 10,922	$ 10,916	$ 10,897	$ 10,878	$ 10,834	$ 10,734	$ 10,826	$ 10,810	$ 10,781	$ 10,763	$ 10,745	$ 10,725	$ 10,705	$ 10,673	$ 10,650	$ 10,617	$ 10,583	$ 10,570	$ 10,534	$ 10,512	$ 10,466	$ 10,450	$ 10,428	$ 10,417	$ 10,397	$ 10,366	$ 10,346	$ 10,337	$ 10,308	$ 10,292	$ 10,287	$ 10,274	$ 10,270	$ 10,265	$ 10,253	$ 10,251	$ 10,240	$ 10,229	$ 10,218	$ 10,207	$ 10,187	$ 10,176	$ 10,175	$ 10,155	$ 10,146	$ 10,133	$ 10,124	$ 10,115	$ 10,106	$ 10,098	$ 10,080	$ 10,073	$ 10,065	$ 10,058	$ 10,030	$ 10,023	$ 10,016	$ 10,020	$ 10,015	$ 10,010	$ 10,005
C000198747
Account Value [Line Items]
Account Value	12,253	12,209	12,155	12,112	12,082	12,026	11,987	11,944	11,900	11,857	11,823	11,766	11,708	11,638	11,593	11,534	11,501	11,454	11,422	11,364	11,294	11,228	11,184	11,143	11,091	11,041	11,004	10,967	10,923	10,878	10,859	10,806	10,756	10,711	10,701	10,707	10,692	10,672	10,697	10,682	10,690	10,721	10,742	10,753	10,763	10,763	10,773	10,784	10,784	10,784	10,783	10,783	10,782	10,781	10,781	10,780	10,778	10,787	10,784	10,781	10,777	10,771	10,754	10,712	10,615	10,708	10,683	10,656	10,640	10,634	10,605	10,587	10,557	10,547	10,516	10,484	10,462	10,429	10,409	10,376	10,351	10,342	10,322	10,305	10,286	10,269	10,252	10,235	10,221	10,208	10,207	10,206	10,203	10,193	10,184	10,175	10,166	10,157	10,149	10,140	10,132	10,124	10,107	10,100	10,100	10,093	10,077	10,071	10,065	10,060	10,046	10,040	10,036	10,010	10,006	10,002	10,009	10,006	10,004	9,992
C000119004
Account Value [Line Items]
Account Value	12,612	12,589	12,530	12,482	12,436	12,388	12,345	12,285	12,248	12,201	12,164	12,102	12,039	11,964	11,914	11,852	11,802	11,751	11,715	11,664	11,591	11,520	11,472	11,427	11,371	11,316	11,276	11,235	11,187	11,138	11,116	11,060	11,006	10,957	10,944	10,947	10,930	10,906	10,929	10,910	10,917	10,945	10,964	10,972	10,980	10,988	10,985	10,993	10,990	10,987	10,984	10,981	10,977	10,974	10,981	10,977	10,973	10,968	10,963	10,957	10,951	10,942	10,921	10,877	10,775	10,867	10,839	10,809	10,790	10,782	10,750	10,729	10,707	10,684	10,650	10,615	10,590	10,565	10,542	10,495	10,479	10,456	10,445	10,424	10,393	10,373	10,363	10,334	10,317	10,301	10,297	10,293	10,287	10,274	10,261	10,249	10,237	10,225	10,214	10,203	10,192	10,180	10,160	10,151	10,147	10,137	10,118	10,110	10,100	10,093	10,075	10,067	10,059	10,031	10,024	10,017	10,021	10,015	10,010	9,995
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,790	11,822	11,643	11,727	11,681	11,676	11,425	11,365	11,554	11,433	11,724	11,569	11,405	11,144	11,040	10,856	11,137	11,035	11,193	11,224	10,810	10,342	10,508	10,782	10,851	10,859	10,898	11,018	10,951	10,680	10,963	10,636	10,684	10,305	10,441	10,912	11,229	10,962	11,136	11,065	11,501	11,830	11,964	12,227	12,258	12,222	12,225	12,332	12,356	12,219	12,134	12,094	12,000	12,151	12,329	12,418	12,401	12,281	12,336	12,343	12,443	12,260	12,183	12,127	11,915	11,986	11,774	11,551	11,559	11,565	11,531	11,592	11,299	11,275	11,135	10,941	10,938	10,732	10,738	10,625	10,433	10,372	10,454	10,522	10,455	10,452	10,465	10,391	10,469	10,402	10,502	10,624	10,575	10,589	10,583	10,634	10,539	10,494	10,504	10,424	10,344	10,350	10,281	10,261	10,246	10,494	10,575	10,581	10,594	10,527	10,341	10,338	10,299	10,205	10,133	9,996	10,028	10,055	10,053	9,986
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,790	11,822	11,643	11,727	11,681	11,676	11,425	11,365	11,554	11,433	11,724	11,569	11,405	11,144	11,040	10,856	11,137	11,035	11,193	11,224	10,810	10,342	10,508	10,782	10,851	10,859	10,898	11,018	10,951	10,680	10,963	10,636	10,684	10,305	10,441	10,912	11,229	10,962	11,136	11,065	11,501	11,830	11,964	12,227	12,258	12,222	12,225	12,332	12,356	12,219	12,134	12,094	12,000	12,151	12,329	12,418	12,401	12,281	12,336	12,343	12,443	12,260	12,183	12,127	11,915	11,986	11,774	11,551	11,559	11,565	11,531	11,592	11,299	11,275	11,135	10,941	10,938	10,732	10,738	10,625	10,433	10,372	10,454	10,522	10,455	10,452	10,465	10,391	10,469	10,402	10,502	10,624	10,575	10,589	10,583	10,634	10,539	10,494	10,504	10,424	10,344	10,350	10,281	10,261	10,246	10,494	10,575	10,581	10,594	10,527	10,341	10,338	10,299	10,205	10,133	9,996	10,028	10,055	10,053	9,986
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 11,790	11,822	11,643	11,727	11,681	11,676	11,425	11,365	11,554	11,433	11,724	11,569	11,405	11,144	11,040	10,856	11,137	11,035	11,193	11,224	10,810	10,342	10,508	10,782	10,851	10,859	10,898	11,018	10,951	10,680	10,963	10,636	10,684	10,305	10,441	10,912	11,229	10,962	11,136	11,065	11,501	11,830	11,964	12,227	12,258	12,222	12,225	12,332	12,356	12,219	12,134	12,094	12,000	12,151	12,329	12,418	12,401	12,281	12,336	12,343	12,443	12,260	12,183	12,127	11,915	11,986	11,774	11,551	11,559	11,565	11,531	11,592	11,299	11,275	11,135	10,941	10,938	10,732	10,738	10,625	10,433	10,372	10,454	10,522	10,455	10,452	10,465	10,391	10,469	10,402	10,502	10,624	10,575	10,589	10,583	10,634	10,539	10,494	10,504	10,424	10,344	10,350	10,281	10,261	10,246	10,494	10,575	10,581	10,594	10,527	10,341	10,338	10,299	10,205	10,133	9,996	10,028	10,055	10,053	9,986
ICE BofA 6-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 6-Month U.S. Treasury Bill Index
Account Value	$ 12,361	12,321	12,277	12,240	12,198	12,156	12,118	12,075	12,023	11,979	11,940	11,879	11,817	11,755	11,705	11,650	11,604	11,552	11,512	11,462	11,403	11,344	11,293	11,243	11,192	11,146	11,093	11,066	11,028	10,970	10,938	10,901	10,855	10,816	10,798	10,781	10,766	10,756	10,763	10,751	10,747	10,751	10,752	10,757	10,756	10,756	10,756	10,756	10,755	10,754	10,755	10,754	10,753	10,751	10,749	10,748	10,746	10,744	10,743	10,741	10,740	10,736	10,734	10,736	10,736	10,681	10,653	10,637	10,619	10,607	10,580	10,562	10,534	10,514	10,485	10,460	10,438	10,413	10,394	10,371	10,347	10,327	10,307	10,293	10,274	10,256	10,240	10,222	10,207	10,193	10,187	10,175	10,164	10,156	10,147	10,140	10,126	10,115	10,106	10,100	10,092	10,092	10,086	10,079	10,074	10,072	10,066	10,057	10,056	10,053	10,041	10,040	10,033	10,024	10,020	10,012	10,007	10,008	10,011	10,001
ICE BofA 6-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 6-Month U.S. Treasury Bill Index
Account Value	$ 12,361	12,321	12,277	12,240	12,198	12,156	12,118	12,075	12,023	11,979	11,940	11,879	11,817	11,755	11,705	11,650	11,604	11,552	11,512	11,462	11,403	11,344	11,293	11,243	11,192	11,146	11,093	11,066	11,028	10,970	10,938	10,901	10,855	10,816	10,798	10,781	10,766	10,756	10,763	10,751	10,747	10,751	10,752	10,757	10,756	10,756	10,756	10,756	10,755	10,754	10,755	10,754	10,753	10,751	10,749	10,748	10,746	10,744	10,743	10,741	10,740	10,736	10,734	10,736	10,736	10,681	10,653	10,637	10,619	10,607	10,580	10,562	10,534	10,514	10,485	10,460	10,438	10,413	10,394	10,371	10,347	10,327	10,307	10,293	10,274	10,256	10,240	10,222	10,207	10,193	10,187	10,175	10,164	10,156	10,147	10,140	10,126	10,115	10,106	10,100	10,092	10,092	10,086	10,079	10,074	10,072	10,066	10,057	10,056	10,053	10,041	10,040	10,033	10,024	10,020	10,012	10,007	10,008	10,011	10,001
ICE BofA 6-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 6-Month U.S. Treasury Bill Index
Account Value	$ 12,361	$ 12,321	$ 12,277	$ 12,240	$ 12,198	$ 12,156	$ 12,118	$ 12,075	$ 12,023	$ 11,979	$ 11,940	$ 11,879	$ 11,817	$ 11,755	$ 11,705	$ 11,650	$ 11,604	$ 11,552	$ 11,512	$ 11,462	$ 11,403	$ 11,344	$ 11,293	$ 11,243	$ 11,192	$ 11,146	$ 11,093	$ 11,066	$ 11,028	$ 10,970	$ 10,938	$ 10,901	$ 10,855	$ 10,816	$ 10,798	$ 10,781	$ 10,766	$ 10,756	$ 10,763	$ 10,751	$ 10,747	$ 10,751	$ 10,752	$ 10,757	$ 10,756	$ 10,756	$ 10,756	$ 10,756	$ 10,755	$ 10,754	$ 10,755	$ 10,754	$ 10,753	$ 10,751	$ 10,749	$ 10,748	$ 10,746	$ 10,744	$ 10,743	$ 10,741	$ 10,740	$ 10,736	$ 10,734	$ 10,736	$ 10,736	$ 10,681	$ 10,653	$ 10,637	$ 10,619	$ 10,607	$ 10,580	$ 10,562	$ 10,534	$ 10,514	$ 10,485	$ 10,460	$ 10,438	$ 10,413	$ 10,394	$ 10,371	$ 10,347	$ 10,327	$ 10,307	$ 10,293	$ 10,274	$ 10,256	$ 10,240	$ 10,222	$ 10,207	$ 10,193	$ 10,187	$ 10,175	$ 10,164	$ 10,156	$ 10,147	$ 10,140	$ 10,126	$ 10,115	$ 10,106	$ 10,100	$ 10,092	$ 10,092	$ 10,086	$ 10,079	$ 10,074	$ 10,072	$ 10,066	$ 10,057	$ 10,056	$ 10,053	$ 10,041	$ 10,040	$ 10,033	$ 10,024	$ 10,020	$ 10,012	$ 10,007	$ 10,008	$ 10,011	$ 10,001